PGIM Jennison Focused Mid-Cap ETF Investment Strategy - PGIM Jennison Focused Mid-Cap ETF	Aug. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of the Fund's investable assets in equity and equity-related securities of medium-sized companies. The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. The subadviser uses a combination of fundamental research and systematic portfolio construction. The Fund is an actively managed exchange-traded fund (“ETF”) and, thus, does not seek to replicate the performance of a specified index. Any derivatives instruments that provide investment exposure to the securities suggested by the Fund’s name, or facilitate the Fund’s investment in those securities by increasing or decreasing the Fund’s exposure to one or more risk factors associated with those securities, are counted (as applicable) toward compliance with the Fund’s 80% investment policy. The Fund considers medium-sized companies to be those with market capitalizations that are within the market capitalization range of the Russell Midcap Index. Market capitalization is measured at the time of purchase. The market capitalizations within the Russell Midcap Index will vary, but as of September 30, 2026, the median capitalization was $12.5 billion, and the largest company by market capitalization was $86 billion. The Fund may invest in equity securities of companies with market capitalizations larger or smaller than previously noted, consistent with its investment objective and compliance with its 80% investment policy. In deciding which equities to buy, the subadviser uses a blend of what are known as value and growth styles to select approximately 30 to 50 issuers. The subadviser looks for stocks in a variety of different industries and sectors that it believes have attractive valuations and the potential to experience superior earnings growth on an intermediate term basis. The subadviser generally bases its belief on its proprietary forecasts of each company’s potential earnings growth for periods greater than one year.The subadviser employs a systematic portfolio construction process that seeks to manage overall investment risk exposures and characteristics in order to manage liquidity considerations and maintain consistency with the Fund’s objective. The equity and equity-related securities in which the Fund primarily invests are common stocks, non-convertible preferred stocks and convertible securities. Other equity-related securities in which the Fund may invest include American Depositary Receipts (“ADRs”); warrants and rights that can be exercised to obtain stock or other eligible investments; investments in various types of business ventures, including partnerships and joint ventures; real estate investment trusts (“REITs”); and similar securities. Convertible securities are securities—like bonds, corporate notes, and preferred stocks—that the Fund can convert into the company’s common stock or some other equity security. The Fund may participate in the initial public offering (“IPO”) market. The Fund also may invest up to 35% of its total assets in foreign securities. From time to time the Fund may invest a significant portion of its assets in companies within one or more economic sectors.